Shareholders' Equity - Summary of Share Capital - Par Value (Detail) - EUR (€) € / shares in Units, shares in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [Line Items]
Issued capital	€ 320	€ 323	€ 322
Beginning balance	323
Dividend
Ending balance	€ 320	€ 323
Weighted average shares	2,044,000	2,042,000	2,036,000
Common shares [member]
Disclosure of classes of share capital [Line Items]
Issued capital	€ 252	€ 253	€ 251
Authorized share capital	€ 720	€ 720	€ 720
Number of authorized shares (in million)	6,000,000	6,000,000	6,000,000
Par value in cents per share	€ 12	€ 12
Beginning balance	2,105,139	2,095,648	2,095,648
Dividend	2,466	9,491
Shares withdrawn	(9,491)
Ending balance	2,098,114	2,105,139	2,095,648
Beginning balance	€ 253	€ 251	€ 251
Dividend		1
Ending balance	€ 252	€ 253	€ 251
Weighted average shares	2,101,749	2,098,326	2,095,648
Common share B [member]
Disclosure of classes of share capital [Line Items]
Issued capital	€ 69	€ 70	€ 70
Authorized share capital	€ 360	€ 360	€ 360
Number of authorized shares (in million)	3,000,000	3,000,000	3,000,000
Par value in cents per share	€ 12	€ 12	€ 12
Beginning balance	585,022	585,022	585,022
Dividend
Ending balance	571,795	585,022	585,022
Beginning balance	€ 70	€ 70	€ 70
Dividend
Ending balance	€ 69	€ 70	€ 70
Weighted average shares	579,312	585,022	585,022